FEDERATED MUNICIPAL SECURITIES FUND, INC.

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                                 May 30, 2006


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

     RE: Federated Municipal Securities Fund, Inc. (the "Fund")
            Class A Shares
            Class B Shares
            Class C Shares
           1933 Act File No. 2-57181
           1940 Act File No. 811-2677

Dear Sir or Madam:

      Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated May 31, 2006, that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 61 on May 26, 2006.

      If you have any questions regarding this certification, please contact me at (412) 288-6807.

                                                Very truly yours,



                                                /s/ George F. Magera
                                                George F. Magera
                                                Assistant Secretary

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